Changes in Liabilities arising from Financial Activities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Jan. 01, 2019
Increase decrease due to application of IFRS 16 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Lease Liabilities Recognized at Date Of Initial Application Of IFRS16 using the modified retrospective approach		€ 3.9
Fixed Discount Rate [member] | Bottom of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	0.00%
Fixed Discount Rate [member] | Top of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	1.00%
Variable Discount Rate [member] | Bottom of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	14.00%
Variable Discount Rate [member] | Top of range [member] | RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Effective discount rate applied to financial liability at fair value	25.00%